PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Earnings Per ADS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per (US Dollars) - discontinued operations	$ 0.03	$ (0.07)	$ (2.70)
Diluted earnings/(loss) per (US Dollars) - discontinued operations	0.02	(0.07)	(2.70)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per (US Dollars) - discontinued operations	0.01	(0.02)	(0.68)
Diluted earnings/(loss) per (US Dollars) - discontinued operations	$ 0.01	$ (0.02)	$ (0.68)